GENERAL (Business Combinations and Impairment of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill impairment		$ 20,402
Impairment loss of property and equipment, net		4,106
Impairment of long lived assets		10,137
Gilat International [Member]
Business Acquisition [Line Items]
Impairment loss of property and equipment, net		4,106
Impairment loss of long-term deferred charges		6,031
Impairment of long lived assets		10,137
Wavestream Corporation [Member]
Business Acquisition [Line Items]
Goodwill impairment	$ 20,402	$ 0
Period of projected cash flows		5 years
Long-term growth rate		4.00%
Discount rate		13.00%